Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements Of Comprehensive Income [Abstract]
Net Income	$ 6,518	$ 18,553	$ 7,539
Foreign Currency:
Foreign currency translation adjustments (includes $0, $(2) and $0 attributable to noncontrolling interest), net of taxes of $(45), $(78) and $48	(75)	(140)	87
Reclassification adjustment included in net income, net of taxes of $224, $30 and $0	416	55	0
Available-for-sale securities:
Net unrealized gains, net of taxes of $40, $137, and $64	64	257	118
Reclassification adjustment included in net income, net of taxes of $(10), $(42) and $(36)	(16)	(79)	(68)
Cash flow hedges:
Net unrealized gains, net of taxes of $140, $286 and $154	260	525	283
Reclassification adjustment included in net income, net of taxes of $18, $16 and $15	36	30	28
Defined benefit postretirement plans:
Net actuarial loss from equity method investees arising during period, net of taxes of $0, $0 and $(32)	0	0	(53)
Reclassification adjustment included in net income, net of taxes of $11, $7 and $0	26	11	0
Net prior service credit arising during period, net of taxes of $262, $1,695 and $1,378	428	2,765	2,249
Amortization of net prior service credit included in net income, net of taxes of $(588), $(480) and $(361)	(959)	(782)	(588)
Other comprehensive income	180	2,642	2,056
Total comprehensive Income	6,698	21,195	9,595
Less: Total comprehensive income attributable to noncontrolling interest	(294)	(302)	(275)
Total Comprehensive Income Attributable to AT&T	$ 6,404	$ 20,893	$ 9,320